Income Taxes - Summary of Reconciliation of Statutory Federal Rate and Effective Rate for Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Tax computed at federal statutory rate	$ (3,624)	$ (2,404)
State income tax, net of federal benefit	(44)	(6)
Stock-based compensation	167	1,857
Research credits	60	(249)
Change in tax rate	157	454
Removal of net operating losses and research development credits	1,410	2,269
Other	1	20
Valuation allowance	1,873	(1,941)
Provision (benefit) for income taxes	$ 0	$ 0
Tax computed at federal statutory rate	21.00%	21.00%
State income tax, net of federal benefit	0.20%	0.00%
Stock-based compensation	(1.00%)	(16.20%)
Research credits	(0.40%)	2.10%
Change in tax rate	(0.90%)	(4.00%)
Removal of net operating losses and research development credits	(8.20%)	(19.80%)
Other	0.00%	(0.10%)
Valuation allowance	(10.70%)	16.90%
Provision (benefit) for income taxes	0.00%	0.00%